Interest Rate Benchmark Reform - Disclosure of Bank's IBOR exposure to hedging derivatives (Detail) - Hedging derivative [member] - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1]	$ 177,187	$ 166,111
USD LIBOR [member] | Maturing after June 30, 2023 [member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1]	67,934	61,936
CDOR [Member] | Maturity after June28, 2024 [Member]
Disclosure Of Banks IBOR Exposure To Hedging Derivatives [Line Items]
Hedging instruments notional amount	[1],[2]	$ 109,253	$ 104,175

[1]	For cross currency swaps where both legs are referencing rates directly impacted by the interest rate benchmark reform, and a CAD leg is inserted to create two separate hedging relationships, the relevant notional amount for both legs are included in this table.
[2]	For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.